FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 33	¥ 236	¥ 2,138
Due to related companies	1,612	11,563	11,361
Due to the Shareholder	1,612	11,563	11,361
On demand [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	33	236	2,138
Trade payables	39	280	280
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Total	72	516	2,418
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals	143	1,025	1,910
Due to related companies	1,612	11,563	11,361
Due to the Shareholder
Total	1,755	12,588	13,271
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder	10,507	75,361	78,567
Total	10,507	75,361	78,567
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Total
Total [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	33	236	2,138
Trade payables	39	280	280
Financial liabilities in other payables and accruals	143	1,025	1,910
Due to related companies	1,612	11,563	11,361
Due to the Shareholder	10,507	75,361	78,567
Total	$ 12,334	¥ 88,465	¥ 94,256